Leases - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease agreement, term	3 years	4 years
Additions to right-of-use assets	$ 39,800	$ 13,400	$ 51,644	$ 13,668
Additions to lease liabilities	$ 39,800	$ 13,400	$ 48,687	$ 13,668